Loans	6 Months Ended
Oct. 31, 2025
Loans [Abstract]
Loans

Note 10 – Loans

Outstanding balances of loans consist of the following:

As of April 30, 2025	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY

Kiraboshi Bank	24,563,000	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Shoko Chukin Bank	24,500,000	Sep. 30, 2027	2.69%
Total loans	49,063,000
Less: Loan origination fee	-
Current portion of long – term loan	(15,204,000)
Long-term loan – due over one year	33,859,000

As of October 31, 2025	Balance	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY	USD

Kiraboshi Bank	22,061,000	143,207	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Shoko Chukin Bank	19,400,000	125,933	Sep. 30, 2027	2.69%
Total loans	41,461,000	269,140
Less: Loan origination fee	-	-
Current portion of long – term loan	(13,937,000)	(90,471)
Long-term loan – due over one year	27,524,000	178,669

Interest expense incurred from bank loans and secured borrowings for the six months ended October 31, 2024 and 2025 amounted to JPY1,196,881 and JPY2,578,165 (USD 16,736). As of October 31, 2025, the Company’s future loan obligations according to the terms of the loan agreement are as follows:

	JPY	USD
Remainder of 2026	7,602,000	49,348
2027	15,204,000	98,695
2028	8,687,000	56,391
2029	5,004,000	32,483
2030	4,964,000	32,223
Thereafter	-	-
Total	41,461,000	269,140